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                                                             January 10, 2007

VIA ELECTRONIC FILING
---------------------

Securities & Exchange Commission
100 F Street, NE
Washington, D.C.  20549

      Re:  CWHEQ, Inc. Registration Statement on Form S-3
           ----------------------------------------------

Ladies and Gentlemen:

      On behalf of CWHEQ, Inc., I am transmitting for filing under the Securities Act of 1933 a Registration Statement on Form S-3 relating to asset-backed securities of the CWHEQ, Inc.

      Please address any inquiries or comments to the undersigned at (212) 839-5395.

                                               Very truly yours,



                                               Edward J. Fine



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